Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000057839 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057839 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057839 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057839 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057839 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057839 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057839 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000057839 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057839 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000057839 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057839 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000057839 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057839 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092115 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092115 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092115 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092115 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092115 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092115 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092115 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000092115 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092115 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000092115 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092115 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000092115 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219332 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219332 | AssuredPartners
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219332 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219332 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219332 | UKG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219332 | Ellucian Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219332 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219332 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | Epicor Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | Medline Borrower
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219332 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219332 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219332 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219332 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000219332 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219332 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219332 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219332 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.50%